Labor and social obligations (Details 1) - Modified Plan [member] - R S Us [Member] R$ / shares in Units, R$ in Thousands	12 Months Ended
Dec. 31, 2023 BRL (R$) R$ / shares
IfrsStatementLineItems [Line Items]
Expected volatility	0.00%
Share price at the measurement date | R$ / shares	R$ 75
Model used	Binomial
Weighted average fair value at the measurement date | R$ / shares	R$ 0.12
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Strike price at the measurement date | R$	R$ 95
Expected volatility	45.00%
Risk-free interest rate	10.00%
Expected life of stock options	1 year
Top of range [member]
IfrsStatementLineItems [Line Items]
Strike price at the measurement date | R$	R$ 160
Expected volatility	48.00%
Risk-free interest rate	12.00%
Expected life of stock options	5 years